Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Activity for RSUs	A summary of activity for RSUs for the year ended December 31, 2021 is as follows (in thousands):

	Shares	Weighted-Average Grant Date Fair Value Per Share
Unvested at December 31, 2020	—	$—
Granted	1,408,773	12.86
Forfeited	(30,662)	12.86
Vested	—	—

Unvested at December 31, 2021	1,378,111	$12.86

Fair Value Assumptions for Stock Option at the Date of Grant
The following assumptions were used to calculate the fair value of our stock awards on the date of grant for the year ended December 31, 2021:

2021
Estimated volatility	28.0%
Expected term (years)	10.0
Risk-free rate	1.7%
Expected dividend yield	0.0%

Hoya Topco, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Activity for Unit Awards
The following table summarizes the Hoya Topco, LLC Incentive Units, Class D Units, and Class E Units for the years ended December 31, 2021, 2020, and 2019:

	Class B-1 Units		Class D Units		Class E Units
	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value
Balances at January 1, 2019	—	$—	666,150	$15.65	500,765	$25.46
Units Granted	—	—	218,000	15.50	—	—
Units Repurchased	—	—	(6,000)	15.28	—	—
Units Forfeited	—	—	(45,640)	15.42	—	—

Balances at December 31, 2019	—	—	832,510	$15.63	500,765	$25.46

Units granted	905,000	2.32	1,755,000	0.89	—	—
Units repurchased	—	—	(97,604)	15.95	—	—
Units forfeited	(50,000)	2.32	(441,666)	7.81	—	—

Balances at December 31, 2020	855,000	$2.32	2,048,240	$4.67	500,765	$25.46

Units granted	—	—	—	—	—	—
Units repurchased	—	—	—	—	—	—
Units forfeited	(10,000)	2.32	(60,400)	7.01	—	—

Balances at December 31, 2021	845,000	$2.32	1,987,840	$4.60	500,765	$25.46

Fair Value Assumptions for Unit Awards at the Date of Grant
The following assumptions were used to calculate the fair value of our unit awards on the date of grant for the years ended December 31, 2020 and 2019:

	2020	2019
Estimated volatility	47.0% -102.0%	44.0% -47.0%
Expected term (years)	1.8 - 2.8	2.8 - 3.3
Risk-free rate	0.1% - 1.6%	1.6% - 2.2%
Expected dividend yield	0.0%	0.0%